Apollo Senior Floating Rate Fund Inc.
Consolidated Schedule of Investments
September 30, 2023 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 136.3%(a)
AEROSPACE & DEFENSE - 3.2%
Peraton Corporation
First Lien Term Loan B, (1M SOFR + 3.75%, 0.75% Floor), 9.17%, 02/01/28(c)	7,445,780	7,439,600

BANKING, FINANCE, INSURANCE & REAL ESTATE - 13.7%
Alliant Holdings Intermediate, LLC
First Lien Term Loan B4, (1M LIBOR + 3.50%, 0.50% Floor), 8.93%, 11/05/27(c)	4,355,488	4,351,634
Apex Group Treasury, LLC
First Lien Term Loan, (3M SOFR + 3.75%, 0.50% Floor), 9.38%, 07/27/28(c)	2,919,282	2,899,212
First Lien Term Loan, (3M SOFR + 5.00%, 0.50% Floor), 10.31%, 07/27/28(c)	1,550,781	1,554,658
Asurion, LLC
Second Lien Term Loan B4, (1M SOFR + 5.25%, 0.00% Floor), 10.68%, 01/20/29(c)	3,866,174	3,443,640
Higginbotham Insurance Agency, Inc.
First Lien Delayed Draw Term Loan, (1M SOFR + 5.50%, 0.75% Floor), 10.92%, 11/25/26(c)(d)	250,181	250,181
First Lien Term Loan, (1M SOFR + 5.50%, 1.00% Floor), 10.92%, 11/24/28(c)(d)	858,116	858,116
Howden Group Holdings Ltd (United Kingdom)
First Lien Term Loan, (1M SOFR + 5.25%, 0.75% Floor), 10.57%, 11/12/27(c)(d)(e)	7,000,000	7,000,000
Insight XI Aggregator, L.P. (Cayman Islands)
First Lien Term Loan, (1M SOFR + 3.85%, 0.00% Floor), 9.17%, 08/28/24(c)(d)(e)	3,000,000	3,000,000
SG Acquisition, Inc.
First Lien Incremental Term Loan, (1M SOFR + 6.00%, 0.50% Floor), 11.42%, 01/27/27(c)(d)	3,990,000	3,900,225
First Lien Term Loan, (1M SOFR + 6.00%, 0.50% Floor), 11.42%, 01/27/27(c)(d)	848,936	829,835
The Edelman Financial Center, LLC
Second Lien Term Loan, (1M SOFR + 6.75%, 0.00% Floor), 12.18%, 07/20/26(c)	3,993,954	3,988,961
		32,076,462
CAPITAL EQUIPMENT - 1.2%
Safe Fleet Holdings, LLC
First Lien Term Loan, (1M SOFR + 3.75%, 0.50% Floor), 9.17%, 02/23/29(c)	992,443	994,691
First Lien Term Loan, (1M SOFR + 5.00%, 0.50% Floor), 10.42%, 02/23/29(c)	395,000	397,962
Second Lien Term Loan, (1M SOFR + 6.75%, 1.00% Floor), 12.17%, 02/02/26(c)	1,403,846	1,364,945
		2,757,598
CHEMICALS, PLASTICS, & RUBBER - 8.3%
LSF11 A5 Holdco LLC
First Lien Term Loan, (1M SOFR + 3.50%, 0.50% Floor), 8.93%, 10/15/28(c)	3,724,198	3,641,334
First Lien Term Loan, (1M SOFR + 4.25%, 0.50% Floor), 9.67%, 10/15/28(c)	5,922,006	5,855,383
Luxembourg Investment Company 428 SARL (Luxembourg)
First Lien Term Loan B, (3M SOFR + 5.00%, 0.50% Floor), 10.54%, 01/03/29(c)(e)	4,695,549	3,451,229
Olympus Water US Holding Corporation
First Lien Incremental Term Loan, (3M SOFR + 5.00%, 0.50% Floor), 10.39%, 11/09/28(c)	1,909,000	1,910,193
First Lien Term Loan, (3M SOFR + 4.50%, 0.50% Floor), 9.99%, 11/09/28(c)	2,769,204	2,763,569
First Lien Term Loan, (3M SOFR + 3.75%, 0.50% Floor), 9.40%, 11/09/28(c)	422,127	417,152
W.R. Grace Holdings, LLC
First Lien Term Loan B, (3M SOFR + 3.75%, 0.50% Floor), 9.40%, 09/22/28(c)	1,424,857	1,415,360
		19,454,220
CONSUMER GOODS: DURABLE - 0.6%
Varsity Brands Holding Co., Inc.
First Lien Term Loan, (1M SOFR + 5.00%, 1.00% Floor), 10.43%, 12/15/26(c)	498,744	489,185
Weber-Stephen Products LLC
First Lien Term Loan, (1M SOFR + 3.25%, 0.75% Floor), 8.68%, 10/30/27(c)	1,078,289	976,073
		1,465,258

Apollo Senior Floating Rate Fund Inc.
Consolidated Schedule of Investments (continued)
September 30, 2023 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 136.3%(a) (continued)
CONSUMER GOODS: NON-DURABLE - 4.0%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan, (1M SOFR + 3.50%, 0.50% Floor), 8.92%, 12/21/28(c)	2,353,767	2,353,979
First Lien Term Loan B2, (1M SOFR + 4.00%, 0.00% Floor), 9.42%, 12/21/28(c)	1,884,653	1,887,018
Second Lien Term Loan, (1M SOFR + 6.00%, 0.50% Floor), 11.42%, 12/20/29(c)	684,230	691,073
Iconix Brand Group
First Lien Term Loan, (3M SOFR + 6.00%, 1.00% Floor), 11.54%, 08/22/29(c)(d)	1,800,000	1,777,500
KDC/ONE Development Corporation, Inc. (Canada)
First Lien Term Loan, (1M SOFR + 5.00%, 0.00% Floor), 10.32%, 08/15/28(c)(e)	2,827,596	2,732,872
		9,442,442
CONTAINERS, PACKAGING & GLASS - 6.2%
Anchor Glass Container Corporation
First Lien Term Loan, (3.75% PIK), (6M SOFR + 5.00%, 1.00% Floor), 10.90%, 12/07/25(c)(f)	5,863,428	4,873,974
Berlin Packaging LLC
First Lien Term Loan B, (3M SOFR + 3.75%, 0.50% Floor), 9.40%, 03/11/28(c)	2,297,879	2,276,957
Trident TPI Holdings, Inc.
First Lien Incremental Term Loan, (3M SOFR + 5.25%, 0.50% Floor), 10.64%, 09/15/28(c)	1,324,209	1,324,759
First Lien Term Loan B3, (3M SOFR + 4.00%, 0.50% Floor), 9.65%, 09/15/28(c)	5,965,475	5,953,872
		14,429,562
ENVIRONMENTAL INDUSTRIES - 3.5%
Dispatch Acquisition Holdings, LLC
First Lien Term Loan, (3M SOFR + 4.63%, 0.75% Floor), 10.17%, 03/27/28(c)	466,723	431,719
First Lien Term Loan B, (3M SOFR + 4.25%, 0.75% Floor), 9.79%, 03/27/28(c)	2,932,500	2,712,562
LTR Intermediate Holdings, Inc.
First Lien Term Loan, (1M SOFR + 4.50%, 1.00% Floor), 9.93%, 05/05/28(c)	5,251,626	4,978,542
		8,122,823
FOREST PRODUCTS & PAPER - 0.3%
Spa US Holdco, Inc. (Finland)
First Lien Term Loan B, (3M SOFR + 4.00%, 0.75% Floor), 9.65%, 02/04/28(c)(e)	654,898	639,835

HEALTHCARE & PHARMACEUTICALS - 17.4%
Advarra Holdings, Inc.
First Lien Term Loan, (1M SOFR + 5.25%, 0.75% Floor), 10.57%, 08/24/29(c)(d)	6,371,700	6,339,842
Athenahealth, Inc.
First Lien Term Loan B, (1M SOFR + 3.25%, 0.50% Floor), 8.57%, 02/15/29(c)	5,252,808	5,169,105
Azurity Pharmaceuticals, Inc.
First Lien Term Loan B, (1M SOFR + 6.62%, 0.75% Floor), 12.05%, 09/20/27(c)	2,698,774	2,606,571
Bausch Health Companies, Inc.
First Lien Term Loan B, (1M SOFR + 5.25%, 0.50% Floor), 10.67%, 02/01/27(b)(c)	4,504,762	3,678,251
Gainwell Acquisition Corporation
First Lien Term Loan B, (3M SOFR + 4.00%, 0.75% Floor), 9.49%, 10/01/27(c)	8,498,341	8,312,440
Loire Finco Luxembourg SARL (United Kingdom)
First Lien Term Loan B, (1M SOFR + 3.75%, 0.75% Floor), 9.17%, 04/21/27(c)(e)	1,950,559	1,929,424
LSCS Holdings, Inc.
First Lien Term Loan, (1M SOFR + 4.50%, 0.50% Floor), 9.93%, 12/16/28(c)	2,006,151	1,981,576
Medical Solutions Holdings, Inc.
First Lien Term Loan, (3M SOFR + 3.25%, 0.50% Floor), 8.77%, 11/01/28(c)	3,991,573	3,871,826
Resonetics, LLC
First Lien Term Loan, (3M SOFR + 4.00%, 0.75% Floor), 9.63%, 04/28/28(c)	3,920,000	3,860,494
Star Parent, Inc.
First Lien Term Loan B, (SOFR + 4.00%, 0.00% Floor), 4.00%, 09/19/30(b)(c)	1,000,000	979,235
Zest Acquisition Corp.
First Lien Term Loan, (1M SOFR + 5.50%, 0.00% Floor), 10.82%, 02/08/28(c)	1,985,000	1,952,754
		40,681,518

Apollo Senior Floating Rate Fund Inc.
Consolidated Schedule of Investments (continued)
September 30, 2023 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 136.3%(a) (continued)
HIGH TECH INDUSTRIES - 25.0%
Anaplan, Inc.
First Lien Term Loan, (1M SOFR + 6.50%, 0.75% Floor), 11.82%, 06/21/29(c)(d)	5,650,529	5,678,782
Avalara, Inc.
First Lien Term Loan, (3M SOFR + 7.25%, 0.75% Floor), 12.64%, 10/19/28(c)(d)	4,545,455	4,488,636
Coupa Software, Inc.
First Lien Term Loan, (1M SOFR + 7.50%, 0.75% Floor), 12.82%, 02/27/30(c)(d)	2,591,455	2,520,190
DCert Buyer, Inc.
First Lien Term Loan, (1M SOFR + 4.00%, 0.00% Floor), 9.32%, 10/16/26(c)	4,580,444	4,559,122
Second Lien Term Loan, (1M SOFR + 7.00%, 0.00% Floor), 12.32%, 02/19/29(c)	3,927,401	3,685,217
Electronics for Imaging, Inc.
First Lien Term Loan, (1M SOFR + 5.00%, 0.00% Floor), 10.42%, 07/23/26(c)	4,879,902	3,273,511
Evergreen IX Borrower 2023, LLC
First Lien Term Loan, (3M SOFR + 6.00%, 0.75% Floor), 11.39%, 09/29/30(c)(d)	3,602,484	3,512,422
Flexera Software LLC
First Lien Term Loan B, (1M SOFR + 3.75%, 0.75% Floor), 9.18%, 03/03/28(c)	3,355,319	3,335,238
Imperva, Inc.
First Lien Term Loan, (3M SOFR + 4.00%, 1.00% Floor), 9.63%, 01/12/26(c)	4,026,117	4,038,698
Imprivata, Inc.
Second Lien Term Loan, (1M SOFR + 6.25%, 0.50% Floor), 11.57%, 12/01/28(c)(d)	2,205,882	2,128,676
Riverbed Technology, Inc.
First Lien Term Loan, (3M SOFR + 4.50%, 1.00% Floor), 9.89%, 07/01/28(c)	339,552	221,558
Sovos Compliance, LLC
First Lien Term Loan, (1M SOFR + 4.50%, 0.50% Floor), 9.93%, 08/11/28(c)	4,447,984	4,385,068
UKG, Inc.
First Lien Term Loan, (3M SOFR + 3.75%, 0.00% Floor), 9.22%, 05/04/26(c)	7,572,285	7,573,496
Second Lien Term Loan, (3M SOFR + 5.25%, 0.50% Floor), 10.76%, 05/03/27(c)	1,000,000	1,000,980
Virtusa Corporation
First Lien Term Loan, (1M SOFR + 3.75%, 0.75% Floor), 9.17%, 02/15/29(c)	3,720,858	3,707,835
Zendesk, Inc.
First Lien Term Loan, (3.25% PIK), (3M SOFR + 6.75%, 0.75% Floor), 12.15%, 11/22/28(c)(d)(f)	4,497,377	4,497,377
		58,606,806
HOTEL, GAMING & LEISURE - 2.3%
Fertitta Entertainment, LLC
First Lien Term Loan B, (1M SOFR + 4.00%, 0.50% Floor), 9.32%, 01/27/29(c)	5,414,751	5,369,348

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 7.2%
Associations Inc.
First Lien Term Loan, (2.50% PIK), (3M SOFR + 6.50%, 1.00% Floor), 12.15%, 07/02/27(c)(d)(f)	3,096,211	3,096,211
Houghton Mifflin Harcourt Company
First Lien Term Loan B, (1M SOFR + 5.25%, 0.50% Floor), 10.67%, 04/09/29(c)	4,675,723	4,438,056
McGraw-Hill Education, Inc.
First Lien Term Loan, (1M SOFR + 4.75%, 0.50% Floor), 10.18%, 07/28/28(b)(c)	6,199,283	6,095,321
R. R. Donnelley & Sons Company
First Lien Term Loan, (1M SOFR + 7.25%, 0.75% Floor), 12.67%, 03/17/28(c)	3,314,525	3,320,740
		16,950,328

Apollo Senior Floating Rate Fund Inc.
Consolidated Schedule of Investments (continued)
September 30, 2023 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 136.3%(a) (continued)
MEDIA: BROADCASTING & SUBSCRIPTION - 3.0%
Anuvu Holdings 2, LLC
First Lien Delayed Draw Term Loan, (3M LIBOR + 7.00%, 1.00% Floor), 12.50%, 03/25/24(c)(d)	73,747	70,798
First Lien Term Loan, (3M SOFR + 8.00%, 1.00% Floor), 13.50%, 03/24/25(c)	2,479,047	2,435,663
First Lien Term Loan, (8.25% PIK), (3M SOFR + 8.25%, 1.00% Floor), 13.75%, 03/23/26(c)(d)(f)	2,156,491	1,617,368
CSC Holdings, LLC
First Lien Term Loan B, (1M LIBOR + 2.25%, 0.00% Floor), 7.70%, 07/17/25(c)	2,984,962	2,900,548
		7,024,377
RETAIL - 3.6%
Claire’s Stores, Inc.
First Lien Term Loan B, (1M SOFR + 6.50%, 0.00% Floor), 11.92%, 12/18/26(c)	2,013,452	1,867,477
EG America, LLC (United Kingdom)
First Lien Term Loan C, (1M SOFR + 4.00%, 0.00% Floor), 9.48%, 02/07/25(b)(c)(e)	1,995,000	1,915,200
PetSmart, Inc.
First Lien Term Loan, (1M SOFR + 3.75%, 0.75% Floor), 9.17%, 02/11/28(c)	4,702,809	4,695,661
		8,478,338
SERVICES: BUSINESS - 24.5%
Advantage Sales & Marketing Inc.
First Lien Term Loan B1, (3M SOFR + 4.50%, 0.75% Floor), 10.04%, 10/28/27(c)	2,959,990	2,859,632
Allied Universal Holdco LLC
First Lien Term Loan, (1M SOFR + 3.75%, 0.50% Floor), 9.17%, 05/12/28(c)	4,033,895	3,903,016
BDO USA, P.A.
First Lien Term Loan, (1M SOFR + 6.00%, 2.00% Floor), 11.32%, 08/31/28(c)(d)	8,000,000	7,840,000
Carestream Health, Inc.
First Lien Term Loan, (3M SOFR + 7.50%, 1.00% Floor), 12.99%, 09/30/27(c)(d)	116,773	82,325
Coretrust Purchasing Group LLC
First Lien Term Loan, (1M SOFR + 6.75%, 0.75% Floor), 12.07%, 10/01/29(c)(d)	2,305,883	2,236,707
Deerfield Dakota Holding, LLC
First Lien Term Loan, (3M SOFR + 3.75%, 1.00% Floor), 9.14%, 04/09/27(c)	6,221,867	6,080,599
eResearchTechnology, Inc.
First Lien Term Loan B, (1M SOFR + 4.50%, 1.00% Floor), 9.93%, 02/04/27(c)	6,327,228	6,221,026
Garda World Security Corporation (Canada)
First Lien Term Loan B, (3M SOFR + 4.25%, 0.00% Floor), 9.65%, 02/01/29(c)(e)	1,717,401	1,719,281
First Lien Term Loan B2, (3M SOFR + 4.25%, 0.00% Floor), 9.75%, 10/30/26(c)(e)	8,539,602	8,548,014
Ingenovis Health, Inc.
First Lien Term Loan, (1M SOFR + 4.25%, 0.50% Floor), 9.67%, 03/06/28(c)	992,500	952,800
First Lien Term Loan B, (1M SOFR + 3.75%, 0.75% Floor), 9.18%, 03/06/28(c)	3,923,537	3,756,787
Planet US Buyer LLC
First Lien Term Loan, (3M SOFR + 6.75%, 0.75% Floor), 12.12%, 02/01/30(c)(d)	2,763,889	2,694,792
Solera, LLC
First Lien Term Loan B, (1M SOFR + 4.00%, 0.50% Floor), 9.43%, 06/02/28(c)	3,992,968	3,833,249
Second Lien Term Loan, (3M SOFR + 9.00%, 1.00% Floor), 14.52%, 06/04/29(c)	5,266,509	4,805,689
Wellsky
First Lien Term Loan, (1M SOFR + 5.75%, 0.75% Floor), 11.18%, 03/10/28(c)(d)	1,980,000	1,975,050
		57,508,967
SERVICES: CONSUMER - 2.4%
2U, Inc.
First Lien Term Loan B, (6M SOFR + 6.50%, 0.75% Floor), 11.95%, 12/28/26(c)	1,606,287	1,500,882
Mavis Tire Express Services Corporation
First Lien Term Loan B, (1M SOFR + 4.00%, 0.75% Floor), 9.43%, 05/04/28(c)	2,992,347	2,988,607
MH Sub I, LLC
First Lien Term Loan, (1M SOFR + 4.25%, 0.50% Floor), 9.57%, 05/03/28(c)	1,269,064	1,229,901
		5,719,390

Apollo Senior Floating Rate Fund Inc.
Consolidated Schedule of Investments (continued)
September 30, 2023 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 136.3%(a) (continued)
TELECOMMUNICATIONS - 7.3%
CommScope, Inc.
First Lien Term Loan B, (1M SOFR + 3.25%, 0.00% Floor), 8.68%, 04/06/26(c)	3,107,666	2,909,552
Flight Bidco, Inc.
First Lien Term Loan, (1M SOFR + 3.50%, 0.00% Floor), 8.93%, 07/23/25(c)	2,584,208	2,546,789
MLN US Holdco LLC
First Lien Second Out Term Loan, (3M SOFR + 6.70%, 1.00% Floor), 12.11%, 10/18/27(c)(d)	3,807,495	3,065,033
First Lien Term Loan, (3M SOFR + 6.44%, 1.00% Floor), 11.85%, 10/18/27(c)(d)	638,138	611,017
Orbcomm, Inc.
First Lien Term Loan, (3M SOFR + 4.25%, 0.75% Floor), 9.80%, 09/01/28(c)	1,031,639	926,221
U.S. TelePacific Corp.
First Lien Term Loan, (6.00% PIK), (6M SOFR + 7.25%, 1.00% Floor), 12.57%, 05/02/26(c)(f)	3,239,786	1,281,740
Third Lien Term Loan, 0.00%, 05/02/27(d)(j)	319,086	–
Zacapa SARL (Luxembourg)
First Lien Term Loan, (3M SOFR + 4.00%, 0.50% Floor), 9.39%, 03/22/29(c)(e)	3,743,672	3,722,314
Zayo Group Holdings, Inc.
First Lien Term Loan, (1M SOFR + 4.33%, 0.50% Floor), 9.64%, 03/09/27(c)	2,398,042	1,960,399
		17,023,065
TRANSPORTATION: CARGO - 0.7%
Channelside AcquisitionCo, Inc.
First Lien Term Loan, (1M SOFR + 6.75%, 1.00% Floor), 12.09%, 06/30/28(c)(d)	1,759,848	1,733,450

WHOLESALE - 1.9%
LBM Acquisition, LLC
First Lien Term Loan B, (1M SOFR + 3.75%, 0.75% Floor), 9.17%, 12/17/27(c)	4,521,133	4,423,522
Total Senior Loans
(Cost $328,223,987)		319,346,909

Corporate Notes and Bonds - 10.7%
AUTOMOTIVE - 1.4%
Carvana Co.
(12.00% PIK), 12.00%, 12/01/28(f)(h)(i)	989,000	776,686
(13.00% PIK), 13.00%, 06/01/30(f)(h)(i)	1,484,000	1,168,650
(14.00% PIK), 14.00%, 06/01/31(f)(h)(i)	1,756,000	1,363,095
		3,308,431
BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.3%
KCF Puerto Rico, LLC (Puerto Rico)
0.00%, 06/28/28(d)(e)(j)	882,529	605,891

CHEMICALS, PLASTICS, & RUBBER - 0.3%
Cheever Escrow Issuer, LLC
7.13%, 10/01/27(h)(i)	750,000	699,495

CONTAINERS, PACKAGING & GLASS - 0.4%
LABL, Inc.
5.88%, 11/01/28(h)(i)	1,000,000	904,304

Apollo Senior Floating Rate Fund Inc.
Consolidated Schedule of Investments (continued)
September 30, 2023 (unaudited)
	Principal
	Amount ($)	Value ($)

Corporate Notes and Bonds - 10.7% (continued)
ENERGY: OIL & GAS - 0.4%
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26(h)(i)	1,051,000	1,018,744

FOREST PRODUCTS & PAPER - 0.5%
Spa US Holdco, Inc. (Finland)
4.88%, 02/04/28(e)(h)(i)	1,500,000	1,254,483

HEALTHCARE & PHARMACEUTICALS - 0.6%
Bausch Health Companies, Inc.
5.50%, 11/01/25(h)(i)	750,000	666,562
Embecta Corp.
5.00%, 02/15/30(h)(i)	1,063,000	837,633
		1,504,195
HIGH TECH INDUSTRIES - 2.5%
Wolfspeed, Inc.
9.88%, 06/23/30(d)(h)(i)	6,000,000	5,779,200

HOTEL, GAMING & LEISURE - 0.5%
NCL Corporation Ltd.
9.75%, 02/22/28(d)(h)(i)	1,153,000	1,198,544

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.4%
McGraw-Hill Education, Inc.
5.75%, 08/01/28(h)(i)	1,000,000	865,257

MEDIA: BROADCASTING & SUBSCRIPTION - 0.6%
CSC Holdings, LLC
4.13%, 12/01/30(h)(i)	2,000,000	1,422,500

METALS & MINING - 0.0%
ERP Iron Ore, LLC
LIBOR + 8.00%, 0.00%, 12/31/19(d)(g)(j)	18,879	–
Magnetation, LLC / Mag Finance Corp.
0.00%, 05/15/18(d)(g)(h)(i)(j)	639,000	–
		–
SERVICES: BUSINESS - 1.6%
Advantage Sales & Marketing Inc.
6.50%, 11/15/28(h)(i)	3,327,000	2,866,377
Allied Universal Holdco LLC
4.63%, 06/01/28(h)(i)	1,000,000	835,000
		3,701,377
TELECOMMUNICATIONS - 1.2%
Frontier Communications Holdings, LLC
5.00%, 05/01/28(h)(i)	3,239,000	2,771,369
Total Corporate Notes and Bonds
(Cost $27,847,947)		25,033,790

Apollo Senior Floating Rate Fund Inc.
Consolidated Schedule of Investments (continued)
September 30, 2023 (unaudited)
	Quantity
		Value ($)

Common Stocks - 0.5%
AUTOMOTIVE - 0.0%
APC Parent, Inc.(d)(j)	241,972	–

ENERGY: OIL & GAS - 0.0%
RDV Resources, Inc.(d)(j)	28,252	21,613

HIGH TECH INDUSTRIES - 0.0%
Vector Capitano Holdings, LP Class B-1 (Cayman Islands)(d)(e)(j)	9,055	–
Vector Capitano Holdings, LP Class B-2 (Cayman Islands)(d)(e)(j)	7,051	–
		–
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.0%
Acosta, Inc. (d)(j)	3,133	33,045

MEDIA: BROADCASTING & SUBSCRIPTION - 0.1%
Anuvu Corp.(d)(j)	108,418	204,910

SERVICES: BUSINESS - 0.4%
Carestream Health, Inc.(d)(j)	118,564	984,081
Total Common Stocks
(Cost $4,452,636)		1,243,649

Preferred Stock - 0.1%
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.1%
Acosta, Inc., (14.50% PIK)(d)(f)	4,138	202,914
Total Preferred Stock
(Cost $170,424)		202,914

Total Investments - 147.6%
(Cost $360,694,994)		345,827,262
Other Assets & Liabilities, Net - 7.8%		18,351,834
Loan Outstanding - (55.4%)(k)(l)		(129,863,035)
Net Assets (Applicable to Common Shares) - 100.0%		234,316,061

(a)
“Senior Loans” are senior, secured loans made to companies whose debt is below investment grade as well as investments with similar economic characteristics. Senior Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. In some instances, the rates shown represent the weighted average rate as of September 30, 2023. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often incorporate certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity.

(b)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date and therefore are subject to change.
(c)
The interest rate on this Senior Loan is subject to a base lending rate plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily the synthetic London Interbank Offered Rate (“LIBOR”) or the prime rate offered by one or more major U.S. banks (“Prime”). The interest rate is subject to a minimum floor, which may be less than or greater than the prevailing period end LIBOR/SOFR/Prime rate. As of September 30, 2023, the 1, 3 and 6 month LIBOR rates were 5.43%, 5.66% and 5.90%, respectively, the 1, 3 and 6 month SOFR rates were 5.32%, 5.40%, and 5.47%, respectively, and the Prime lending rate was 8.50%. Senior Loans may contain multiple contracts of the same issuer which may be subject to base lending rates of LIBOR, SOFR and Prime (“Variable”) in addition to the stated spread.

(d)	Fair Value Level 3 security.
(e)	Foreign issuer traded in U.S. dollars.
(f)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amount/share quantity.
(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h)	Fixed rate asset.
(i)
Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2023, these securities amounted to $24,427,899, or 10.43% of net assets.

(j)	Non-income producing asset.
(k)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(l)	Principal of $130,000,000 less unamortized deferred financing costs of $136,965.

Apollo Senior Floating Rate Fund Inc.
Notes to Consolidated Schedule of Investments (continued)
September 30, 2023 (unaudited)

Security Valuation
Apollo Senior Floating Rate Fund Inc. (the “Fund”) values its investments primarily using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, common stock, preferred stock and warrants are priced based on valuations provided by an approved independent pricing service or broker, if available. If market or broker quotations are not available, or a price is not available from an independent pricing service or broker, or if the price provided by the independent pricing service or broker is believed to be unreliable, the security will be fair valued by the Adviser as the valuation designee approved by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures generally take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities and (iv) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined by the valuation designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements
The Fund’s valuation designee has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical assets and liabilities in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the valuation designee’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

The valuation techniques used by the valuation designee to measure fair value at September 30, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Apollo Senior Floating Rate Fund Inc.
Notes to Consolidated Schedule of Investments (continued)
September 30, 2023 (unaudited)

A summary of the Fund’s investments categorized in the fair value hierarchy as of September 30, 2023 is as follows:

Apollo Senior Floating Rate Fund Inc.
	Total Fair Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Cash and Cash Equivalents	$12,694,375	$12,694,375	$-	$-
Senior Loans	319,346,909	-	247,542,376	71,804,533
Corporate Notes and Bonds	25,033,790	-	17,450,155	7,583,635
Common Stocks	1,243,649	-	-	1,243,649
Preferred Stock	202,914	-	-	202,914
Unrealized appreciation on Unfunded Commitments	51,731	-	5,369	46,362
Total Assets	$358,573,368	$12,694,375	$264,997,900	$80,881,093
Liabilities:
Unrealized depreciation on Unfunded Commitments	(28,923)	-	-	(28,923)
Total Liabilities	(28,923)	-	-	(28,923)
	$358,544,445	$12,694,375	$264,997,900	$80,852,170

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value for the period January 1, 2023 through September 30, 2023:

Apollo Senior Floating Rate Fund Inc.
	Total	Senior Loans	Corporate Notes and Bonds	Common Stocks	Preferred Stocks	Unfunded Commitments
Total Fair Value, beginning of period	$55,573,493	$52,192,218	$596,966	$2,599,549	$190,255	$(5,495)
Purchases, including capitalized PIK	40,190,195	33,288,725	6,901,470	-	-	-
Sales/Paydowns	(9,922,353)	(9,870,933)	-	(51,420)	-	-
Accretion/(amortization) of discounts/ (premiums)	104,726	103,284	1,442	-	-	-
Net realized gain/(loss)	(2,658,924)	(2,163,500)	-	51,420	(546,844)	-
Change in net unrealized appreciation/ (depreciation)	3,315,885	4,005,591	83,757	(1,355,900)	559,503	22,934
Transfers into Level 3	-	-	-	-	-	-
Transfers out of Level 3	(5,750,852)	(5,750,852)	-	-	-	-
Total Fair Value, end of period	$80,852,170	$71,804,533	$7,583,635	$1,243,649	$202,914	$17,439

Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed above. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at September 30, 2023 was $(1,337,542).

Apollo Senior Floating Rate Fund Inc.
Notes to Consolidated Schedule of Investments (continued)
September 30, 2023 (unaudited)

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of September 30, 2023:

Assets/Liabilities	Fair Value at September 30, 2023	Valuation Technique(s)(a)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized	Weighted Average Unobservable Input(s)
Senior Loans	$56,343,814	Discounted Cash Flow (b)	Discount Rate (b)	8.59% - 31.45%	12.10%

	-	Recoverability (c)	Estimated Proceeds (c)	$-	$-

	15,460,719	Transaction Appraoch (d)	Cost (d)	N/A	N/A

Corporate Notes and Bonds	6,977,744	Discounted Cash Flow (b)	Discount Rate (b)	8.31% - 12.53%	11.52%

	605,891	Discounted Cash Flow (b)	Discount Rate (b)	5.40%	5.40%
		Recoverability (c)	Estimated Proceeds (c)	$55.5m	$55.5m

	-	Recoverability (c)	Estimated Proceeds (c)	$-	$-

Common Stocks	21,613	Discounted Cash Flow (b)	Discount Rate (b)	5.45%	5.45%
		Recoverability (c)	Estimated Proceeds (c)	$9.1m	$9.1m

	-	Recoverability (c)	Estimated Proceeds (c)	$-	$-

	1,017,126	Guideline Public Company (e)	TEV / EBITDA Multiple (e)	2.75x - 7.00x	3.37x

	204,910	Guideline Public Company (e)	TEV / EBITDA Multiple (e)	2.50x - 3.50x	3.00x
		Guideline Public Company (f)	TEV / Revenue (f)	1.35x - 1.55x	1.45x

Preferred Stock	202,914	Guideline Public Company (e)	TEV / EBITDA Multiple (e)	7.00x	7.00x

Unfunded Commitments	17,610	Discounted Cash Flow (b)	Discount Rate (b)	9.61% - 25.49%	15.59%

	(171)	Transaction Appraoch (d)	Cost (d)	N/A	N/A
Total Fair Value	$80,852,170

(a)	For the assets which have multiple valuation techniques, the Fund may rely on the techniques individually or in aggregate based on a weight ranging from 0-100%.
(b)
The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

(c)
The Fund utilized a recoverability approach to fair value this security, specifically a liquidation analysis.  There are various, company specific inputs used in the valuation analysis that relate to the liquidation value of a company’s assets.  The significant unobservable input used in the valuation model was estimated proceeds. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(d)	The Fund utilized a recent transaction, specifically purchase price, to fair value this security.
(e)
The Fund utilized a guideline public company method to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value (“TEV”) and earnings before interest, taxes, depreciation and amortization (“EBITDA”) based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.

(f)
The Fund utilized a guideline public company method to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value (“TEV”) and revenue based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.

Apollo Senior Floating Rate Fund Inc.
Notes to Consolidated Schedule of Investments (continued)
September 30, 2023 (unaudited)

General Commitments and Contingencies
As of September 30, 2023, the Fund had unfunded commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Borrower	Unfunded Commitments
ABG Intermediate Holdings 2, LLC Delayed Draw Term Loan*	$361,111
Advarra Holdings, Inc. Delayed Draw Term Loan	580,151
Anaplan, Inc. Revolving Term Loan	349,471
Anuvu Holdings 2, LLC Delayed Draw Term Loan	35,074
Anuvu Holdings 2, LLC Delayed Draw Term Loan B	582,016
Avalara, Inc. Revolving Term Loan	454,545
Channelside AcquisitionCo, Inc. Delayed Draw Term Loan**	65,000
Channelside AcquisitionCo, Inc. Revolving Term Loan	166,667
Coretrust Purchasing Group, LLC Delayed Draw Term Loan	338,346
Coretrust Purchasing Group, LLC Revolving Term Loan	338,346
Coupa Software, Inc. Delayed Draw Term Loan	231,380
Coupa Software, Inc. Revolving Term Loan	177,165
Evergreen IX Borrower 2023, LLC Revolving Term Loan	397,516
Higginbotham Insurance Agency, Inc. 3rd Amd. Delayed Draw Term Loan**	888,889
NCL Corporation Ltd. Backstop Notes	694,000
NCL Corporation Ltd. Class B Bridge Notes	1,153,000
Planet US Buyer LLC Revolving Term Loan	222,222
Riverbed Technology, Inc. Revolving Term Loan	84,607
Zendesk, Inc. Delayed Draw Term Loan	1,104,901
Zendesk, Inc. Revolving Term Loan	454,959
$8,679,366

*Subsequent to September 30, 2023, the outstanding loan commitment was terminated.
**Subsequent to September 30, 2023, all or a portion of the outstanding unfunded commitment was funded.

Additionally, from time to time, the Adviser and its affiliates may commit to an investment on behalf of the funds it manages, including the Fund. Certain terms of these investments are not finalized at the time of the commitment and each respective fund’s allocation may change prior to the date of the funding. In this regard, the Fund may have to fund additional commitments in the future that it is currently not obligated to but may be at a future point in time.

For more information with regard to significant accounting policies, see the Fund’s most recent semi-annual report filed with the Securities and Exchange Commission.